FINANCIAL INVESTORS TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

December 29, 2017

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 205

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 205 (under the Securities Act of 1933, as amended, and No. 206 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 205”). PEA 205 is being filed pursuant to Rule 485(a) to incorporate name changes and changes to the investment strategies of the RiverFront Global Growth Fund, RiverFront Global Allocation Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund. PEA 205 replaces and supersedes Registrant’s post-effective amendment no. 196 under the Securities Act of 1933, as amended (“PEA 196”), previously filed on July 21, 2017 pursuant to Rule 485(a), in its entirety, and is also being filed to reflect certain changes made in response to oral comments received from the SEC Staff with respect to PEA 196.

The SEC Staff is requested to address any comments on this filing with Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary
Financial Investors Trust

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP